INVENTORIES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
INVENTORIES

5. INVENTORIES

	As of December 31,
	2023	2024
	RMB	RMB	USD
Finished Goods	3,260	3,704	507

Inventories, finished goods as retail goods, are accounted for using the first-in-first-out cost method and are valued at the lower of cost and net realizable value. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

No impairment provision made as the carrying amounts of inventories are higher than the net realizable value.

5. INVENTORIES

	As of December 31,
	2022	2023
	RMB	RMB	USD
Finished Goods	8,301	3,260	459

Inventories, finished goods as retail goods, are accounted for using the first-in-first-out cost method and are valued at the lower of cost and net realizable value. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

No impairment provision made as the carrying amounts of inventories are higher than the net realizable value.